Investments - Schedule of Investments (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Investments [Abstract]
Debt securities available for sale, current	$ 2,359
Debt securities available for sale, long-term	12,896
Available-for-sale Securities	15,255
Mortgage loans, current	145
Mortgage loans, noncurrent	1,216
Mortgage loans	1,361
Other investments, current	18
Other investments, noncurrent	1,620
Other investments, total	1,638
Total investments, current	2,522	$ 111
Total investments, noncurrent	15,732	$ 112
Total investments	$ 18,254